Warrants and Derivative Liabilities (Details 1) - Pricing Model - Emerald Multi-Draw Credit Agreement Warrants	Mar. 31, 2019 Percent	Nov. 01, 2018 USD_per_warrants $ / shares
Class of Warrant or Right [Line Items]
Underlying common stock price | $ / shares		$ 0.36
Dividend yield
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input	0.00	0.00
Volatility factor
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input		92.50
Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input		2.96
Expected term (years)
Class of Warrant or Right [Line Items]
Expected Term	5 years	5 years